Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 12
Entity Central Index Key	0001051562
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
PGIM Global Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class A
Trading Symbol	PURAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class A	$158	1.38%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors began to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection in several sectors and regions contributed to the Fund’s performance relative to the FTSE EPRA/NAREIT Net
Developed Index. Within North America, favorable stock selection, particularly in the data center, residential, triple-net, and health care sectors drove outperformance. Stock selection was also strong in the Asia Pacific region, most notably in Australia and Japan.
■
Underweight allocation to US storage stocks detracted from relative performance, as did stock selection in the US storage sector and an underweight position in US office securities. In
Europe
, security selection in the UK undermined relative returns, while in Asia, security selection in Singapore detr
acte
d.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	22.27%	-0.07%	2.87%
Class A without sales charges	29.39%	1.06%	3.45%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
FTSE EPRA/NAREIT Developed Net Index	28.46%	-0.15%	2.86%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 870,999,725
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 7,060,610
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 870,999,725
Number of fund holdings	82
Total advisory fees paid for the year	$ 7,060,610
Portfolio turnover rate for the year	95%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS
AS
OF
10/31/2024
?

Sector Classification	% of Net Assets
Retail REITs	18.1%
Specialized REITs	17.8%
Industrial REITs	14.8%
Residential REITs	12.2%
Health Care REITs	10.6%
Diversified REITs	7.3%
Real Estate Operating Companies	7.2%
Office REITs	4.5%
Diversified Real Estate Activities	4.2%
Hotel & Resort REITs	1.8%
Sector Classification	% of Net Assets
Health Care Facilities	0.7%
Internet Services & Infrastructure	0.6%
Affiliated Mutual Fund - Short Term Investment (0.0% represents investments purchased with collateral from securities on loan)	0.0%*
99.8%
Other assets in excess of liabilities	0.2%
100.0%
* Less than 0.05%

PGIM Global Real Estate Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class C
Trading Symbol	PURCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class C	$248	2.17%

Expenses Paid, Amount	$ 248
Expense Ratio, Percent	2.17%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors began to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection in several sectors and regions contributed to the Fund’s performance relative to the FTSE EPRA/NAREIT Net
Developed Index. Within North America, favorable stock selection, particularly in the data center, residential, triple-net, and health care sectors drove outperformance. Stock selection was also strong in the Asia Pacific region, most notably in Australia and Japan.
■
Underweight allocation to US storage stocks detracted from relative performance, as did stock selection in the US storage sector and an underweight position in US office securities. In Europe, security selection in the UK undermined relative returns, while in Asia, security selection in Singapore detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	27.44%	0.37%	2.79%
Class C without sales charges	28.44%	0.37%	2.79%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
FTSE EPRA/NAREIT Developed Net Index	28.46%	-0.15%	2.86%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 870,999,725
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 7,060,610
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 870,999,725
Number of fund holdings	82
Total advisory fees paid for the year	$ 7,060,610
Portfolio turnover rate for the year	95%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF
10
/31/2024?

Sector Classification	% of Net Assets
Retail REITs	18.1%
Specialized REITs	17.8%
Industrial REITs	14.8%
Residential REITs	12.2%
Health Care REITs	10.6%
Diversified REITs	7.3%
Real Estate Operating Companies	7.2%
Office REITs	4.5%
Diversified Real Estate Activities	4.2%
Hotel & Resort REITs	1.8%
Sector Classification	% of Net Assets
Health Care Facilities	0.7%
Internet Services & Infrastructure	0.6%
Affiliated Mutual Fund - Short Term Investment (0.0% represents investments purchased with collateral from securities on loan)	0.0%*
99.8%
Other assets in excess of liabilities	0.2%
100.0%
* Less than 0.05%

PGIM Global Real Estate Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class R
Trading Symbol	PURRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R	$190	1.66%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors began to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection in several sectors and regions contributed to the Fund’s performance relative to the FTSE EPRA/NAREIT Net
Developed Index. Within North America, favorable stock selection, particularly in the data center, residential, triple-net, and health care sectors drove outperformance. Stock selection was also strong in the Asia Pacific region, most notably in Australia and Japan.
■
Underweight allocation to US storage stocks detracted from relative performance, as did stock selection in the US storage sector and an underweight position in US office securities. In Europe, security selection in the UK undermined relative returns, while in Asia, security selection in Singapore detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	29.01%	0.84%	3.26%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
FTSE EPRA/NAREIT Developed Net Index	28.46%	-0.15%	2.86%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 870,999,725
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 7,060,610
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 870,999,725
Number of fund holdings	82
Total advisory fees paid for the year	$ 7,060,610
Portfolio turnover rate for the year	95%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1
0
/31/2024?

Sector Classification	% of Net Assets
Retail REITs	18.1%
Specialized REITs	17.8%
Industrial REITs	14.8%
Residential REITs	12.2%
Health Care REITs	10.6%
Diversified REITs	7.3%
Real Estate Operating Companies	7.2%
Office REITs	4.5%
Diversified Real Estate Activities	4.2%
Hotel & Resort REITs	1.8%
Sector Classification	% of Net Assets
Health Care Facilities	0.7%
Internet Services & Infrastructure	0.6%
Affiliated Mutual Fund - Short Term Investment (0.0% represents investments purchased with collateral from securities on loan)	0.0%*
99.8%
Other assets in excess of liabilities	0.2%
100.0%
* Less than 0.05%

PGIM Global Real Estate Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class Z
Trading Symbol	PURZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class Z	$111	0.97%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors began to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection in several sectors and regions contributed to the Fund’s performance relative to the FTSE EPRA/NAREIT Net
Developed Index. Within North America, favorable stock selection, particularly in the data center, residential, triple-net, and health care sectors drove outperformance. Stock selection was also strong in the Asia Pacific region, most notably in Australia and Japan.
■
Underweight allocation to US storage stocks detracted from relative performance, as did stock selection in the US storage sector and an underweight position in US office securities. In Europe, security selection in the UK undermined relative returns, while in Asia, security selection in Singapore detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	29.89%	1.48%	3.88%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
FTSE EPRA/NAREIT Developed Net Index	28.46%	-0.15%	2.86%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 870,999,725
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 7,060,610
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 870,999,725
Number of fund holdings	82
Total advisory fees paid for the year	$ 7,060,610
Portfolio turnover rate for the year	95%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF
10
/31/202
4
?

Sector Classification	% of Net Assets
Retail REITs	18.1%
Specialized REITs	17.8%
Industrial REITs	14.8%
Residential REITs	12.2%
Health Care REITs	10.6%
Diversified REITs	7.3%
Real Estate Operating Companies	7.2%
Office REITs	4.5%
Diversified Real Estate Activities	4.2%
Hotel & Resort REITs	1.8%
Sector Classification	% of Net Assets
Health Care Facilities	0.7%
Internet Services & Infrastructure	0.6%
Affiliated Mutual Fund - Short Term Investment (0.0% represents investments purchased with collateral from securities on loan)	0.0%*
99.8%
Other assets in excess of liabilities	0.2%
100.0%
* Less than 0.05%

PGIM Global Real Estate Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class R2
Trading Symbol	PUREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R2	$150	1.31%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors began to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection in several sectors and regions contributed to the Fund’s performance relative to the FTSE EPRA/NAREIT Net
Developed Index. Within North America, favorable stock selection, particularly in the data center, residential, triple-net, and health care sectors drove outperformance. Stock selection was also strong in the Asia Pacific region, most notably in Australia and Japan.
■
Underweight allocation to US storage stocks detracted from relative performance, as did stock selection in the US storage sector and an underweight position in US office securities. In Europe, security selection in the UK undermined relative returns, while in Asia, security selection in Singapore detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	29.49%	1.11%	3.54% (12/27/2017)
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.65%
FTSE EPRA/NAREIT Developed Net Index	28.46%	-0.15%	2.07%

Since Inception returns are provided for the share class since it has less than
10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 870,999,725
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 7,060,610
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 870,999,725
Number of fund holdings	82
Total advisory fees paid for the year	$ 7,060,610
Portfolio turnover rate for the year	95%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Sector Classification	% of Net Assets
Retail REITs	18.1%
Specialized REITs	17.8%
Industrial REITs	14.8%
Residential REITs	12.2%
Health Care REITs	10.6%
Diversified REITs	7.3%
Real Estate Operating Companies	7.2%
Office REITs	4.5%
Diversified Real Estate Activities	4.2%
Hotel & Resort REITs	1.8%
Sector Classification	% of Net Assets
Health Care Facilities	0.7%
Internet Services & Infrastructure	0.6%
Affiliated Mutual Fund - Short Term Investment (0.0% represents investments purchased with collateral from securities on loan)	0.0%*
99.8%
Other assets in excess of liabilities	0.2%
100.0%
* Less than
0.05
%

PGIM Global Real Estate Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class R4
Trading Symbol	PURGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R4	$122	1.06%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors began to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection in several sectors and regions contributed to the Fund’s performance relative to the FTSE EPRA/NAREIT Net
Developed Index. Within North America, favorable stock selection, particularly in the data center, residential, triple-net, and health care sectors drove outperformance. Stock selection was also strong in the Asia Pacific region, most notably in Australia and Japan.
■
Underweight allocation to US storage stocks detracted from relative performance, as did stock selection in the US storage sector and an underweight position in US office securities. In Europe, security selection in the UK undermined relative returns, while in Asia, security selection in Singapore detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	29.84%	1.37%	3.81% (12/27/2017)
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.65%
FTSE EPRA/NAREIT Developed Net Index	28.46%	-0.15%	2.07%

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 870,999,725
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 7,060,610
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 870,999,725
Number of fund holdings	82
Total advisory fees paid for the year	$ 7,060,610
Portfolio turnover rate for the year	95%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Sector Classification	% of Net Assets
Retail REITs	18.1%
Specialized REITs	17.8%
Industrial REITs	14.8%
Residential REITs	12.2%
Health Care REITs	10.6%
Diversified REITs	7.3%
Real Estate Operating Companies	7.2%
Office REITs	4.5%
Diversified Real Estate Activities	4.2%
Hotel & Resort REITs	1.8%
Sector Classification	% of Net Assets
Health Care Facilities	0.7%
Internet Services & Infrastructure	0.6%
Affiliated Mutual Fund - Short Term Investment (0.0% represents investments purchased with collateral from securities on loan)	0.0%*
99.8%
Other assets in excess of liabilities	0.2%
100.0%
* Less than
0.05
%

PGIM Global Real Estate Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Global Real Estate Fund
Class Name	Class R6
Trading Symbol	PGRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Global Real Estate Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Real Estate Fund—Class R6	$94	0.82%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Coming off a volatile macroeconomic environment for real estate investment trusts (REITs) in 2023, global REITs saw a nearly flat first half of
2024, as investors remained cautious about the pace of interest rate cuts, election uncertainty, and economic growth. However, the sector delivered strong performance in the third quarter of 2024. Gains were fairly uniform across Asia, the US, and Europe, as investors began to factor in cooling global inflation and the early stages of a rate-cutting cycle in the US. Many of the headwinds for REITs began turning into tailwinds, as private real estate pricing appeared to bottom globally, and capital markets and transaction activity increased significantly.
■
Positive stock selection in several sectors and regions contributed to the Fund’s performance relative to the FTSE EPRA/NAREIT Net
Developed Index. Within North America, favorable stock selection, particularly in the data center, residential, triple-net, and health care sectors drove outperformance. Stock selection was also strong in the Asia Pacific region, most notably in Australia and Japan.
■
Underweight allocation to US storage stocks detracted from relative performance, as did stock selection in the US storage sector and an underweight position in US office securities. In Europe, security selection in the UK undermined relative returns, while in Asia, security selection in Singapore detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	30.09%	1.62%	4.03%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
FTSE EPRA/NAREIT Developed Net Index	28.46%	-0.15%	2.86%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 870,999,725
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 7,060,610
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 870,999,725
Number of fund holdings	82
Total advisory fees paid for the year	$ 7,060,610
Portfolio turnover rate for the year	95%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/20
24
?

Sector Classification	% of Net Assets
Retail REITs	18.1%
Specialized REITs	17.8%
Industrial REITs	14.8%
Residential REITs	12.2%
Health Care REITs	10.6%
Diversified REITs	7.3%
Real Estate Operating Companies	7.2%
Office REITs	4.5%
Diversified Real Estate Activities	4.2%
Hotel & Resort REITs	1.8%
Sector Classification	% of Net Assets
Health Care Facilities	0.7%
Internet Services & Infrastructure	0.6%
Affiliated Mutual Fund - Short Term Investment (0.0% represents investments purchased with collateral from securities on loan)	0.0%*
99.8%
Other assets in excess of liabilities	0.2%
100.0%
* Less than 0.05%

PGIM Jennison International Small-Mid Cap Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Small-Mid Cap Opportunities Fund
Class Name	Class A
Trading Symbol	PAHWX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class A	$169	1.45%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
During the period, stock selection in the information technology sector (especially semiconductors and software) contributed the most to the
Fund’s performance relative to the MSCI All Country World ex USA Small Mid Cap Net Index. Security selection in real estate (primarily real estate management), consumer discretionary (broadline retail and automobiles), health care (health care technology), and industrials
(aerospace & defense) also contributed meaningfully to results.
■
During the period, stock selection in materials (primarily construction materials and metals & mining), financials (capital markets), utilities
(electric utilities), and communication services (diversified telecommunications), along with an underweight in financials, detracted the most.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class A with sales charges	25.67%	-8.62% (9/14/2021)
Class A without sales charges	32.98%	-6.96% (9/14/2021)
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index*	24.33%	1.23%
MSCI All Country World ex USA Small Mid Cap Net Index	23.10%	-1.27%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Sep. 14, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 10,529,726
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 10,529,726
Number of fund holdings	36
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	83%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Allocation	% of Net Assets
Software	15.9%
Real Estate Management & Development	9.0%
Capital Markets	8.7%
Affiliated Mutual Fund - Short-Term Investment	8.2%
Electrical Equipment	6.0%
Aerospace & Defense	5.7%
Hotels, Restaurants & Leisure	5.2%
Insurance	5.0%
IT Services	4.3%
Interactive Media & Services	4.2%
Health Care Technology	3.6%
Broadline Retail	3.6%
Health Care Providers & Services	3.5%
Industry Allocation	% of Net Assets
Beverages	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Building Products	2.5%
Leisure Products	2.5%
Ground Transportation	2.4%
Textiles, Apparel & Luxury Goods	2.0%
Construction & Engineering	1.9%
Automobiles	1.8%
Construction Materials	1.5%
104.1%
Liabilities in excess of other assets	(4.1)%
100.0%

PGIM Jennison International Small-Mid Cap Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Small-Mid Cap Opportunities Fund
Class Name	Class C
Trading Symbol	PAILX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class C	$255	2.20%

Expenses Paid, Amount	$ 255
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
During the period, stock selection in the information technology sector (especially semiconductors and software) contributed the most to the
Fund’s performance relative to the MSCI All Country World ex USA Small Mid Cap Net Index. Security selection in real estate (primarily real estate management), consumer discretionary (broadline retail and automobiles), health care (health care technology), and industrials
(aerospace & defense) also contributed meaningfully to results.
■
During the period, stock selection in materials (primarily construction materials and metals & mining), financials (capital markets), utilities
(electric utilities), and communication services (diversified telecommunications), along with an underweight in financials, detracted the most.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class C with sales charges	30.81%	-7.67% (9/14/2021)
Class C without sales charges	31.81%	-7.67% (9/14/2021)
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index*	24.33%	1.23%
MSCI All Country World ex USA Small Mid Cap Net Index	23.10%	-1.27%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Sep. 14, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 10,529,726
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 10,529,726
Number of fund holdings	36
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	83%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Allocation	% of Net Assets
Software	15.9%
Real Estate Management & Development	9.0%
Capital Markets	8.7%
Affiliated Mutual Fund - Short-Term Investment	8.2%
Electrical Equipment	6.0%
Aerospace & Defense	5.7%
Hotels, Restaurants & Leisure	5.2%
Insurance	5.0%
IT Services	4.3%
Interactive Media & Services	4.2%
Health Care Technology	3.6%
Broadline Retail	3.6%
Health Care Providers & Services	3.5%
Industry Allocation	% of Net Assets
Beverages	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Building Products	2.5%
Leisure Products	2.5%
Ground Transportation	2.4%
Textiles, Apparel & Luxury Goods	2.0%
Construction & Engineering	1.9%
Automobiles	1.8%
Construction Materials	1.5%
104.1%
Liabilities in excess of other assets	(4.1)%
100.0%

PGIM Jennison International Small-Mid Cap Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Small-Mid Cap Opportunities Fund
Class Name	Class Z
Trading Symbol	PAINX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class Z	$133	1.14%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
During the period, stock selection in the information technology sector (especially semiconductors and software) contributed the most to the
Fund’s performance relative to the MSCI All Country World ex USA Small Mid Cap Net Index. Security selection in real estate (primarily real estate management), consumer discretionary (broadline retail and automobiles), health care (health care technology), and industrials
(aerospace & defense) also contributed meaningfully to results.
■
During the period, stock selection in materials (primarily construction materials and metals & mining), financials (capital markets), utilities
(electric utilities), and communication services (diversified telecommunications), along with an underweight in financials, detracted the most.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class Z	33.21%	-6.71% (9/14/2021)
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index*	24.33%	1.23%
MSCI All Country World ex USA Small Mid Cap Net Index	23.10%	-1.27%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 f iscal y
ears of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Sep. 14, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 10,529,726
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 10,529,726
Number of fund holdings	36
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	83%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Allocation	% of Net Assets
Software	15.9%
Real Estate Management & Development	9.0%
Capital Markets	8.7%
Affiliated Mutual Fund - Short-Term Investment	8.2%
Electrical Equipment	6.0%
Aerospace & Defense	5.7%
Hotels, Restaurants & Leisure	5.2%
Insurance	5.0%
IT Services	4.3%
Interactive Media & Services	4.2%
Health Care Technology	3.6%
Broadline Retail	3.6%
Health Care Providers & Services	3.5%
Industry Allocation	% of Net Assets
Beverages	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Building Products	2.5%
Leisure Products	2.5%
Ground Transportation	2.4%
Textiles, Apparel & Luxury Goods	2.0%
Construction & Engineering	1.9%
Automobiles	1.8%
Construction Materials	1.5%
104.1%
Liabilities in excess of other assets	(4.1)%
100.0%

PGIM Jennison International Small-Mid Cap Opportunities Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Small-Mid Cap Opportunities Fund
Class Name	Class R6
Trading Symbol	PAIOX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison International Small-Mid Cap
Opportunities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Small-Mid Cap Opportunities Fund—Class R6	$134	1.15%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
During the period, stock selection in the information technology sector (especially semiconductors and software) contributed the most to the
Fund’s performance relative to the MSCI All Country World ex USA Small Mid Cap Net Index. Security selection in real estate (primarily real estate management), consumer discretionary (broadline retail and automobiles), health care (health care technology), and industrials
(aerospace & defense) also contributed meaningfully to results.
■
During the period, stock selection in materials (primarily construction materials and metals & mining), financials (capital markets), utilities
(electric utilities), and communication services (diversified telecommunications), along with an underweight in financials, detracted the most.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class R6	33.27%	-6.69% (9/14/2021)
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index*	24.33%	1.23%
MSCI All Country World ex USA Small Mid Cap Net Index	23.10%	-1.27%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns
for the Indexes are measured from the
closest month-end to the class’s inception date.

Performance Inception Date	Sep. 14, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 10,529,726
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 10,529,726
Number of fund holdings	36
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	83%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Allocation	% of Net Assets
Software	15.9%
Real Estate Management & Development	9.0%
Capital Markets	8.7%
Affiliated Mutual Fund - Short-Term Investment	8.2%
Electrical Equipment	6.0%
Aerospace & Defense	5.7%
Hotels, Restaurants & Leisure	5.2%
Insurance	5.0%
IT Services	4.3%
Interactive Media & Services	4.2%
Health Care Technology	3.6%
Broadline Retail	3.6%
Health Care Providers & Services	3.5%
Industry Allocation	% of Net Assets
Beverages	3.4%
Semiconductors & Semiconductor Equipment	3.2%
Building Products	2.5%
Leisure Products	2.5%
Ground Transportation	2.4%
Textiles, Apparel & Luxury Goods	2.0%
Construction & Engineering	1.9%
Automobiles	1.8%
Construction Materials	1.5%
104.1%
Liabilities in excess of other assets	(4.1)%
100.0%

PGIM Jennison NextGeneration Global Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison NextGeneration Global Opportunities Fund
Class Name	Class A
Trading Symbol	PAHSX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Jennison NextGeneration Global Opportunities
Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class A	$156	1.32%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
During the period, security selection in consumer discretionary (especially hotels, restaurants & leisure) and industrials (led by aerospace &
defense and electrical equipment) made the strongest contributions to the Fund’s performance relative to the MSCI All Country World Small
Mid Cap ND Index. Stock selection in information technology (primarily semiconductors) and real estate (real estate management) also contributed meaningfully to results.
■
During the period, security selection in financials (especially banks), materials (primarily construction materials), and communication services
(media and interactive media & services), along with an underweight in financials, detracted the most from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class A with sales charges	28.94%	-10.60% (9/14/2021)
Class A without sales charges	36.45%	-8.97% (9/14/2021)
Broad-Based Securities Market Index: MSCI All Country World ND Index*	32.79%	5.46%
MSCI All Country World Small Mid Cap ND Index	29.01%	0.83%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Sep. 14, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 7,645,145
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 7,645,145
Number of fund holdings	41
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	96%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industr y Allocation	% of Net Assets
Software	9.9%
Hotels, Restaurants & Leisure	8.8%
Electrical Equipment	8.7%
Aerospace & Defense	8.0%
Real Estate Management & Development	6.5%
IT Services	5.9%
Affiliated Mutual Fund - Short-Term Investment (1.7% represents investments purchased with collateral from securities on loan)	5.7%
Capital Markets	5.4%
Construction & Engineering	4.7%
Insurance	4.1%
Semiconductors & Semiconductor Equipment	3.7%
Commercial Services & Supplies	3.6%
Health Care Providers & Services	3.4%
Broadline Retail	3.2%
Industry Allocation	% of Net Assets
Food Products	3.2%
Health Care Technology	2.9%
Ground Transportation	2.9%
Building Products	2.2%
Leisure Products	1.9%
Trading Companies & Distributors	1.9%
Interactive Media & Services	1.9%
Household Durables	1.6%
Construction Materials	1.5%
Electronic Equipment, Instruments & Components	1.1%
102.7%
Liabilities in excess of other assets	(2.7)%
100.0%

PGIM Jennison NextGeneration Global Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison NextGeneration Global Opportunities Fund
Class Name	Class C
Trading Symbol	PAHTX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Jennison NextGeneration Global Opportunities
Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class C	$242	2.06%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
During the period, security selection in consumer discretionary (especially hotels, restaurants & leisure) and industrials (led by aerospace &
defense and electrical equipment) made the strongest contributions to the Fund’s performance relative to the MSCI All Country World Small
Mid Cap ND Index. Stock selection in information technology (primarily semiconductors) and real estate (real estate management) also contributed meaningfully to results.
■
During the period, security selection in financials (especially banks), materials (primarily construction materials), and communication services
(media and interactive media & services), along with an underweight in financials, detracted the most from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class C with sales charges	34.38%	-9.68% (9/14/2021)
Class C without sales charges	35.38%	-9.68% (9/14/2021)
Broad-Based Securities Market Index: MSCI All Country World ND Index*	32.79%	5.46%
MSCI All Country World Small Mid Cap ND Index	29.01%	0.83%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from th
e
cl
osest month-end to the class’s inception date.

Performance Inception Date	Sep. 14, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 7,645,145
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024 ?
Fund’s net assets	$ 7,645,145
Number of fund holdings	41
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	96%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Allocation	% of Net Assets
Software	9.9%
Hotels, Restaurants & Leisure	8.8%
Electrical Equipment	8.7%
Aerospace & Defense	8.0%
Real Estate Management & Development	6.5%
IT Services	5.9%
Affiliated Mutual Fund - Short-Term Investment (1.7% represents investments purchased with collateral from securities on loan)	5.7%
Capital Markets	5.4%
Construction & Engineering	4.7%
Insurance	4.1%
Semiconductors & Semiconductor Equipment	3.7%
Commercial Services & Supplies	3.6%
Health Care Providers & Services	3.4%
Broadline Retail	3.2%
Industry Allocation	% of Net Assets
Food Products	3.2%
Health Care Technology	2.9%
Ground Transportation	2.9%
Building Products	2.2%
Leisure Products	1.9%
Trading Companies & Distributors	1.9%
Interactive Media & Services	1.9%
Household Durables	1.6%
Construction Materials	1.5%
Electronic Equipment, Instruments & Components	1.1%
102.7%
Liabilities in excess of other assets	(2.7)%
100.0%

PGIM Jennison NextGeneration Global Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison NextGeneration Global Opportunities Fund
Class Name	Class Z
Trading Symbol	PAHUX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison NextGeneration Global Opportunities
Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class Z	$127	1.07%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
During the period, security selection in consumer discretionary (especially hotels, restaurants & leisure) and industrials (led by aerospace &
defense and electrical equipment) made the strongest contributions to the Fund’s performance relative to the MSCI All Country World Small
Mid Cap ND Index. Stock selection in information technology (primarily semiconductors) and real estate (real estate management) also contributed meaningfully to results.
■
During the period, security selection in financials (especially banks), materials (primarily construction materials), and communication services
(media and interactive media & services), along with an underweight in financials, detracted the most from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class Z	36.79%	-8.74% (9/14/2021)
Broad-Based Securities Market Index: MSCI All Country World ND Index*	32.79%	5.46%
MSCI All Country World Small Mid Cap ND Index	29.01%	0.83%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Sep. 14, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 7,645,145
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 7,645,145
Number of fund holdings	41
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	96%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Allocation	% of Net Assets
Software	9.9%
Hotels, Restaurants & Leisure	8.8%
Electrical Equipment	8.7%
Aerospace & Defense	8.0%
Real Estate Management & Development	6.5%
IT Services	5.9%
Affiliated Mutual Fund - Short-Term Investment (1.7% represents investments purchased with collateral from securities on loan)	5.7%
Capital Markets	5.4%
Construction & Engineering	4.7%
Insurance	4.1%
Semiconductors & Semiconductor Equipment	3.7%
Commercial Services & Supplies	3.6%
Health Care Providers & Services	3.4%
Broadline Retail	3.2%
Industry Allocation	% of Net Assets
Food Products	3.2%
Health Care Technology	2.9%
Ground Transportation	2.9%
Building Products	2.2%
Leisure Products	1.9%
Trading Companies & Distributors	1.9%
Interactive Media & Services	1.9%
Household Durables	1.6%
Construction Materials	1.5%
Electronic Equipment, Instruments & Components	1.1%
102.7%
Liabilities in excess of other assets	(2.7)%
100.0%

PGIM Jennison NextGeneration Global Opportunities Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison NextGeneration Global Opportunities Fund
Class Name	Class R6
Trading Symbol	PAHVX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison NextGeneration Global Opportunities
Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison NextGeneration Global Opportunities Fund—Class R6	$121	1.02%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets posted strong gains over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth.
■
During the period, security selection in consumer discretionary (especially hotels, restaurants & leisure) and industrials (led by aerospace &
defense and electrical equipment) made the strongest contributions to the Fund’s performance relative to the MSCI All Country World Small
Mid Cap ND Index. Stock selection in information technology (primarily semiconductors) and real estate (real estate management) also contributed meaningfully to results.
■
During the period, security selection in financials (especially banks), materials (primarily construction materials), and communication services
(media and interactive media & services), along with an underweight in financials, detracted the most from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class R6	36.98%	-8.70% (9/14/2021)
Broad-Based Securities Market Index: MSCI All Country World ND Index*	32.79%	5.46%
MSCI All Country World Small Mid Cap ND Index	29.01%	0.83%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured
from the
closest month-end to the class’s inception date.

Performance Inception Date	Sep. 14, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 7,645,145
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 7,645,145
Number of fund holdings	41
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	96%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HO
LDING
S AS OF 10/31/2024?

Industry Allocation	% of Net Assets
Software	9.9%
Hotels, Restaurants & Leisure	8.8%
Electrical Equipment	8.7%
Aerospace & Defense	8.0%
Real Estate Management & Development	6.5%
IT Services	5.9%
Affiliated Mutual Fund - Short-Term Investment (1.7% represents investments purchased with collateral from securities on loan)	5.7%
Capital Markets	5.4%
Construction & Engineering	4.7%
Insurance	4.1%
Semiconductors & Semiconductor Equipment	3.7%
Commercial Services & Supplies	3.6%
Health Care Providers & Services	3.4%
Broadline Retail	3.2%
Industry Allocation	% of Net Assets
Food Products	3.2%
Health Care Technology	2.9%
Ground Transportation	2.9%
Building Products	2.2%
Leisure Products	1.9%
Trading Companies & Distributors	1.9%
Interactive Media & Services	1.9%
Household Durables	1.6%
Construction Materials	1.5%
Electronic Equipment, Instruments & Components	1.1%
102.7%
Liabilities in excess of other assets	(2.7)%
100.0%

PGIM Jennison Technology Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Technology Fund
Class Name	Class A
Trading Symbol	PGKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class A	$144	1.10%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 0.50% at its September meeting. Markets responded favorably to the move, as well as to the tone of the accompanying statement, which expressed confidence in the Fed’s ability to continue to ease policy in the future.
■
Within information technology, semiconductor & semiconductor equipment holdings (especially overweights in Broadcom Inc. and Nvidia Corp.)
and software (CrowdStrike Holdings Inc. and ServiceNow Inc.) added the most to the Fund’s strong absolute performance and its significant outperformance relative to the MSCI All Country World Information Technology Net Index.
■
On the downside, information technology services positions and non-Index positions in the consumer discretionary, real estate, and health care sectors detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	52.75%	20.65%	17.93% (6/19/2018)
Class A without sales charges	61.64%	22.03%	18.98% (6/19/2018)
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	14.33%
MSCI All Country World Information Technology Net Index	48.33%	21.53%	19.65%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Jun. 19, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 36,404,033
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 35,736
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 36,404,033
Number of fund holdings	46
Total advisory fees paid for the year	$ 35,736
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	36.2%
Software	24.3%
Technology Hardware, Storage & Peripherals	6.8%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	5.9%
Electrical Equipment	4.7%
Entertainment	2.7%
Media	2.4%
Broadline Retail	2.2%
IT Services	2.1%
Pharmaceuticals	2.1%
Interactive Media & Services	1.9%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.6%
Health Care Equipment & Supplies	1.6%
Electronic Equipment, Instruments & Components	1.4%
Biotechnology	1.3%
Independent Power & Renewable Electricity Producers	1.3%
Electric Utilities	1.3%
Financial Services	0.8%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%

PGIM Jennison Technology Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Technology Fund
Class Name	Class C
Trading Symbol	PGKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class C	$242	1.86%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 0.50% at its September meeting. Markets responded favorably to the move, as well as to the tone of the accompanying statement, which expressed confidence in the Fed’s ability to continue to ease policy in the future.
■
Within information technology, semiconductor & semiconductor equipment holdings (especially overweights in Broadcom Inc. and Nvidia Corp.)
and software (CrowdStrike Holdings Inc. and ServiceNow Inc.) added the most to the Fund’s strong absolute performance and its significant outperformance relative to the MSCI All Country World Information Technology Net Index.
■
On the downside, information technology services positions and non-Index positions in the consumer discretionary, real estate, and health care sectors detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	59.35%	21.12%	18.10% (6/19/2018)
Class C without sales charges	60.35%	21.12%	18.10% (6/19/2018)
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	14.33%
MSCI All Country World Information Technology Net Index	48.33%	21.53%	19.65%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal
years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Jun. 19, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares .
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 36,404,033
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 35,736
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 36,404,033
Number of fund holdings	46
Total advisory fees paid for the year	$ 35,736
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT
ARE SOME CHARACTE
RIS
TICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	36.2%
Software	24.3%
Technology Hardware, Storage & Peripherals	6.8%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	5.9%
Electrical Equipment	4.7%
Entertainment	2.7%
Media	2.4%
Broadline Retail	2.2%
IT Services	2.1%
Pharmaceuticals	2.1%
Interactive Media & Services	1.9%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.6%
Health Care Equipment & Supplies	1.6%
Electronic Equipment, Instruments & Components	1.4%
Biotechnology	1.3%
Independent Power & Renewable Electricity Producers	1.3%
Electric Utilities	1.3%
Financial Services	0.8%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%

PGIM Jennison Technology Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Technology Fund
Class Name	Class Z
Trading Symbol	PGKZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class Z	$111	0.85%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 0.50% at its September meeting. Markets responded favorably to the move, as well as to the tone of the accompanying statement, which expressed confidence in the Fed’s ability to continue to ease policy in the future.
■
Within information technology, semiconductor & semiconductor equipment holdings (especially overweights in Broadcom Inc. and Nvidia Corp.)
and software (CrowdStrike Holdings Inc. and ServiceNow Inc.) added the most to the Fund’s strong absolute performance and its significant outperformance relative to the MSCI All Country World Information Technology Net Index.
■
On the downside, information technology services positions and non-Index positions in the consumer discretionary, real estate, and health care sectors detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	62.01%	22.33%	19.30% (6/19/2018)
Broad-Based Securities Market Index: S&P 500 Index*	38.02%	15.27%	14.33%
MSCI All Country World Information Technology Net Index	48.33%	21.53%	19.65%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured
from the
closest month-end to the class’s inception date.

Performance Inception Date	Jun. 19, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 36,404,033
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 35,736
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 36,404,033
Number of fund holdings	46
Total advisory fees paid for the year	$ 35,736
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT
ARE
SOME C
HARA
CTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	36.2%
Software	24.3%
Technology Hardware, Storage & Peripherals	6.8%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	5.9%
Electrical Equipment	4.7%
Entertainment	2.7%
Media	2.4%
Broadline Retail	2.2%
IT Services	2.1%
Pharmaceuticals	2.1%
Interactive Media & Services	1.9%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.6%
Health Care Equipment & Supplies	1.6%
Electronic Equipment, Instruments & Components	1.4%
Biotechnology	1.3%
Independent Power & Renewable Electricity Producers	1.3%
Electric Utilities	1.3%
Financial Services	0.8%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%

PGIM Jennison Technology Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Technology Fund
Class Name	Class R6
Trading Symbol	PGKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Technology Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Technology Fund—Class R6	$106	0.81%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Capital asset prices increased over the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve (Fed) moved to lower the federal funds rate by 0.50% at its September meeting. Markets responded favorably to the move, as well as to the tone of the accompanying statement, which expressed confidence in the Fed’s ability to continue to ease policy in the future.
■
Within information technology, semiconductor & semiconductor equipment holdings (especially overweights in Broadcom Inc. and Nvidia Corp.)
and software (CrowdStrike Holdings Inc. and ServiceNow Inc.) added the most to the Fund’s strong absolute performance and its significant outperformance relative to the MSCI All Country World Information Technology Net Index.
■
On the downside, information technology services positions and non-Index positions in the consumer discretionary, real estate, and health care sectors detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	62.12%	22.39%	19.34% (6/19/2018)
Broad-Based Securities Market Index: S&P 500 Index *	38.02%	15.27%	14.33%
MSCI All Country World Information Technology Net Index	48.33%	21.53%	19.65%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured
from the
closest month-end to the class’s inception date.

Performance Inception Date	Jun. 19, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 36,404,033
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 35,736
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 36,404,033
Number of fund holdings	46
Total advisory fees paid for the year	$ 35,736
Portfolio turnover rate for the year	55%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Industry Class ificatio n	% of Net Assets
Semiconductors & Semiconductor Equipment	36.2%
Software	24.3%
Technology Hardware, Storage & Peripherals	6.8%
Affiliated Mutual Fund - Short-Term Investment (0.7% represents investments purchased with collateral from securities on loan)	5.9%
Electrical Equipment	4.7%
Entertainment	2.7%
Media	2.4%
Broadline Retail	2.2%
IT Services	2.1%
Pharmaceuticals	2.1%
Interactive Media & Services	1.9%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.6%
Health Care Equipment & Supplies	1.6%
Electronic Equipment, Instruments & Components	1.4%
Biotechnology	1.3%
Independent Power & Renewable Electricity Producers	1.3%
Electric Utilities	1.3%
Financial Services	0.8%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%